File No.  2-84012
811-3752
Rule 497-c



The Managers Funds
40 Richards Avenue
Norwalk, CT 06854


May 14, 1999

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549-1004

	Re:	The Managers Funds
		File Nos. 2-84012 and 811-3752
		------------------------------

Commissioners:

Enclosed for filing pursuant to 497(e) under the Securities and Exchange Act of 1933 is a supplement to the Equity Funds Prospectus of The Managers Funds. This reflects the removal of a sticker which indicated some minor language changes in the printed text of the document. In accordance with paragraph (g) of Rule 497, the file number of registration number for The Managers Funds and the paragraph under which the filing is made are indicated in the upper right-hand corner of the filing.

Sincerely,
/s/Donald S. Rumery
Treasurer, Secretary

THE MANAGERS FUNDS
--------------------------------
INCOME EQUITY FUND
CAPITAL APPRECIATION FUND
SPECIAL EQUITY FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS EQUITY FUND
--------------------------------

PROSPECTUS
DATED APRIL 1, 1999, as
supplemented May 14, 1999

--------------------------------
WHERE LEADING MONEY MANAGERS CONVERGE



The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
-----------------------------------------------------------------

            KEY INFORMATION ABOUT THE EQUITY FUNDS
Risk/Return    Goals, Principal Strategies and Principal
 Summary       Risks of the Funds                               1
               Risk Summary                                     3
               Performance Summary                              5
               Fees and Expenses of the Funds                   8

            THE MANAGERS FUNDS
               The Management Team                              11
               The Year 2000 Issue                              11
____________________________________________________________________
Summary of   INCOME EQUITY FUND
   the         Objective                                       12
               Principal Investment Strategies                 12
   Funds       Principal Risk Factors                          12
               Should I Invest In This Fund?                   13
               Fees and Expenses                               13
               Portfolio Management of the Fund                14

            CAPITAL APPRECIATION FUND
               Objective                                       15
               Principal Investment Strategies                 15
               Principal Risk Factors                          15
               Should I Invest In This Fund?                   16
               Fees and Expenses                               16
               Portfolio Management of the Fund                17

            SPECIAL EQUITY FUND
               Objective                                       18
               Principal Investment Strategies                 18
               Principal Risk Factors                          19
               Should I Invest In This Fund?                   20
               Fees and Expenses                               20
               Portfolio Management of the Fund                20

            INTERNATIONAL EQUITY FUND
               Objective                                       22
               Principal Investment Strategies                 22
               Principal Risk Factors                          22
               Should I Invest In This Fund?                   23
               Fees and Expenses                               24
               Portfolio Management of the Fund                24

            EMERGING MARKETS EQUITY FUND
               Objective                                       26
               Principal Investment Strategies                 26
               Principal Risk Factors                          26
               Should I Invest In This Fund?                   27
               Fees and Expenses                               28
               Portfolio Management of the Fund                28
____________________________________________________________________
             OTHER SECURITIES AND INVESTMENT PRACTICES         30
Additional   OTHER RISK FACTORS
  Risks of     A Few Words About Risk                          32
Investing
____________________________________________________________________
Information  FINANCIAL HIGHLIGHTS
About your     Financial Information for the Funds             39
Investment
            YOUR ACCOUNT
               Minimum Investments in Our Funds                45
               How to Purchase Shares                          46
               How to Sell Shares                              47

            INVESTOR SERVICES
               General Fund Policies                           49

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                              50
               Dividends and Distributions                     50
               Tax Information                                 50

____________________________________________________________________
            FOR MORE INFORMATION                       Back Cover

KEY INFORMATION ABOUT THE EQUITY FUNDS
-------------------------------------------------------------------

This Prospectus contains important information for anyone interested in investing in any of the Equity Funds of The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and investment time horizons.




                GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS
                                OF THE FUNDS


Fund/Principal Risk Factors          	Goal             Principal	Strategies
----------------------------------------------------------------------------
* Income Equity Fund	         High current income    	-Invests principally in
					                         fom income-producing		   income-producing equity securities of madeium- and
* Principal Risk Factors:	    equity securities	       large-sized U.S. companies
     	Market Risk		                                  	-Seeks undervalued investments
      Econmic Risk
     	Sector (Industry) Risk




* Capital Appreciation Fund	 Long-term capital	       -Invests principally in equity securities
	                            appreciation from	        of medium- and large-sized
*Principal	Risk Factors:     equity securities;     	  U.S. companies
     	Market Risk	           income is the         	 	-Seeks investments in companies
     	Price Risk	            secondary objective	      with the potential for long-term growth
     	Sector (Industry) Risk


* Special Equity Fund	       Long-term capital	       -Invests principally in equity securities of
                             appreciation from      	  small- to medium-sized U.S. companies
*Principal	Risk Factors:     equity securities of    	-Seeks investments in companies with the
     	Market Risk	           small- and medium-	       potential for long-term growth as
     	Liquidity Risk        	sized companies	          well as undervalued investments
     	Price Risk

--------------------------------------------------------------------------------
*A more complete description of the Principal Risk Factors is found on the following pages.

                                    1

Risk/Return Summary
------------------------------------------------------------------------------


* International Equity      Long-term capital	        -Invests principally in equity securities of
	    Fund                   appreciation from	         medium- to large-sized non-U.S. companies
*Principal Risk Factors:	   foreign equity securities;-Seeks to achieve returns from capital
     	Market Risk			        income is the secondary    appreciation due to price multiple
     	Currency Risk			      objective                   expansion and earnings growth
     	Political Risk
      Economic Risk
      Liquidity Risk


* Emerging Markets Equity 	Long-term capital         	-Invests principally in equity securities of
      Fund	                appreciation from	          companies in emerging market and developing countries
	                          emerging market	           -Seeks to achieve returns from capital
*Principal	Risk Factors:	  equity securities	          appreciation through price multiple
     	Market Risk			                                   expansion and earnings growth
    	 Liquidity Risk	                                	-Investments may be in companies of any size
     	Currency Risk
     	Political Risk


------------------------------------------------------------------------------
*A more complete description of the Principal Risk Factors is found on the following pages.

                                                       Risk/Return Summary
----------------------------------------------------------------------------
RISK SUMMARY

[GRAPHIC]
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in these Funds.

Before you invest, please make sure that you have read, and understand, the risk factors that apply to the specific Fund in which you are investing. As with any mutual fund, you could lose money.

Please keep in mind that shares of these Funds:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance
  Corporation, the Federal Reserve Board or any other federal agency

The following are the Principal Risk Factors associated with the Equity Funds. For more information regarding these and other risk factors, see OTHER RISK FACTORS.


MARKET RISK (ALL FUNDS)
[GRAPHIC]

Market risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. Most international markets do not move together with U.S. markets, or with other international markets.

Price Risk (Capital Appreciation Fund; Special Equity Fund)
As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the

                                                    	Risk/Return Summary
------------------------------------------------------------------------

securities will drop. This happens with individual securities or the financial markets overall.

[GRAPHIC]
Sector (Industry) Risk (Income Equity Fund; Capital Appreciation
Fund)

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies in that sector or industry to decrease. To the extent a Fund has substantial holdings within a particular sector or industry, the risks associated with that sector or industry increase. Diversification among groups may reduce sector (industry) risk but may also dilute potential returns.

Liquidity Risk (Special Equity Fund; International Equity Fund;
Emerging Markets Equity Fund)

Liquidity Risk is the risk that the Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. However, it is higher for small-capitalization stocks and stocks of foreign companies than it typically is for large-capitalization domestic stocks.

Economic Risk (Income Equity Fund; International Equity Fund)

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

[GRAPHIC]
Currency Risk (International Equity Fund; Emerging Markets Equity
Fund)

The value of foreign securities in an investor's home currency depends both upon the price of the securities and the

                                                Risk/Return Summary
--------------------------------------------------------------------

exchange rate of the currency. Adverse currency fluctuations are an additional risk of foreign investing. Currency risk may be reduced through diversification among currencies or hedging with the use of foreign currency contracts.

[GRAPHIC]
* Euro Conversion. The introduction of a new single European currency, known as the "euro," may result in uncertainties for securities in European companies, European markets and the operation of the Funds. The euro was introduced on January 1, 1999 by 11 European Union member countries who are participating in the European Monetary Unit. The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring differences in various tax, accounting and legal treatments that would not otherwise occur. Any market disruptions due to the euro could have an adverse effect on the Funds. At this stage, no one knows what degree of impact the introduction of the euro will have on the Funds. To the extent that the impact adversely affects a particular holding in a Fund's portfolio, the Fund's performance may be affected.

[GRAPHIC]
Political Risk (International Equity Fund; Emerging Markets Equity
Fund)

Changes in the political status of any country can have profound effects on the values of securities within that country as well as the credit quality of the securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PERFORMANCE SUMMARY

The following bar charts illustrate each Fund's year-by-year total return and how performance of each of the Funds has varied over the past ten years (with the exception of the Emerging Markets Equity
Fund).* Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

-------------------------------------------------------------------
*The Fund commenced operations on February 9, 1998.

                                               	Risk/Return Summary
--------------------------------------------------------------------


                     MANAGERS EQUITY FUNDS
                ANNUAL RETURNS - LAST TEN CALANDER YEARS
Fund                            1989         1990           1991       1992     1993     1994     1995     1996     1997     1998
--------                        -----         -----          ----      -----     ----     ----     ----     ----     ----     ----
Income Equity Fund             22.2%          -13.0          29.7      10.0      12.4     1.0      34.4     17.1     27.2     11.8
Capital Appreciation Fund      21.0           - 1.9          32.9      10.5      16.7    -1.5      33.4     13.7     12.7     57.4
Special Equity Fund            32.8           -15.8          49.8      16.1      17.4    -2.0      33.9     24.8     24.4      0.2
International Equity Fund      15.1           - 9.5          18.2       4.3      38.2     2.0      16.2     12.8     10.8     14.5
--------------

*For the Income Equity Fund over this period, the highest quarterly return was 14.40% and the lowest quarterly return was -16.52%.
*For the Capital Appreciation Fund over this period, the highest quarterly return was 31.25% and the lowest quarterly return was -14.17%.
*For the Special Equity Fund over this period, the highest quarterly return was 21.64% and the lowest quarterly return was -20.97%.
*For the International Equity Fund over this period, the highest quarterly return was 13.86% and the lowest quarterly return was -16.18%.
*For the Emerging Markets Equity Fund over this period, the highest quarterly return was 15.35% and the lowest quarterly return was -20.59%.

                                 5-7

Risk/Return Summary
-------------------------------------------------------------------------

The following table compares each Fund's performance to that of a broadly based securities market index. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the applicable Index (with the exception of the MSCI EAFE Index, as noted). As always, the past performance of the Fund is not an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURN (AS A PERCENTAGE) AS OF 12/31/98*

                           1 YEAR              5 YEARS           10 YEARS
                           ------              -------            -------
Income Equity Fund        11.77%             17.68%              14.43%
S&P 500 Index             28.57%             24.05%              19.18%

Capital Appreciation
   Fund                   57.45%             21.52%              18.37%
S&P 500 Index             28.57%             24.05%              19.18%

Special Equity Fund        0.18%             15.35%              16.64%
Russell 2000 Index        -2.26%             11.92%              12.95%

International Equity
   Fund                   14.54%             11.16%              11.62%
MSCI EAFE**               19.99%              9.19%               5.70%
--------------------------

*All returns for the Funds are after expenses.
**Net dividends have been reinvested.

[TEXT BOX]
Total Return is used by all mutual funds to calculate the hypothetical change in the value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.


FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of these Funds has no sales charge (load).

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price).............  None
Maximum Deferred Sales Charge (Load)..................  None
Meximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...................  None
Redemption Fee........................................  None
Exchange Fee..........................................  None
Maximum Account Fee...................................  None

ANNUAL FUND OPERATION EXPENSES (expenses that are deducted from Fund assets)


                        Income                Capital            Special            International            Emerging Markets
                        Equity             Appreciation          Equity             Equity                     Equity
                         Fund                 Fund                Fund                Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------
Management Fee          0.75%                  0.80%              0.90%              0.90%                   1.15%(a)
Distribution (12b-1)
   Fees                 0.00%                  0.00%              0.00%              0.00%                   0.00%
Other Expenses          0.57%                  0.56%              0.44%              0.52%                   2.17% (b)
Total Annual Fund
   Operating Expenses   1.28%                  1.29%              1.34%              1.41%                   3.18%(e)
---------------------

(a) The Management Fee currently being charged is 0.75%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.

(b) The Fund's Other Expenses are 1.79%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.

(c) The Funds have entered into arrangements with one or more third-party broker/dealers who have paid a portion of the Funds' custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets would have been 1.32%, 1.36%, 1.34%, 1.42% and 3.32% for the Income Equity, Capital Appreciation, Special Equity, International Equity and Emerging Markets Equity Funds, respectively.

(d) The Total Annual Fund Operating Expenses are currently 2.54%, which reflects all waivers in effect.

[TEXT BOX]
The Management Fee is the fee paid to The Managers Funds LLC of which a portion is paid to the asset managers who manage the Fund's portfolios.

Distribution (12b-1) Fees are those expenses charged by some mutual funds for the cost of marketing and advertising. THE FUNDS DO NOT HAVE ANY 12B-1 FEES.

Example

The following Example will help you compare the costs of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

                                                        Risk/Return Summary
---------------------------------------------------------------------------


Fund                        1 Year             3 Years              5 Years           10 Years
-------------             ----------          -----------         ---------           ---------
Income Equity Fund          $130               $406                $702               $1545
Capital Appreciation Fund    131                409                 708                1556
Special Equity Fund          136                425                 734                1613
International Equity
   Fund                      144                446                 771                1691
Emerging Markets Equity
   Fund(a)                   321                983                1664                3485

[FN]
(a) Your costs for the Fund, including all waivers currently in effect, would be $257, $791, $1350 and $2875, for 1 year, 3 years, 5 years and 10 years, respectively.

The Managers Funds
-----------------------------------------------------------------

THE MANAGEMENT TEAM
[GRAPHIC]

The Managers Funds (referred to in this Prospectus as "We" and "Us") is a no-load mutual fund family currently comprised of ten different Funds, each having distinct investment management objectives, strategies, risks and policies. Many of our Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

The Managers Funds LLC, a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees and in some cases the shareholders of the Funds, one or more asset managers to manage each Fund's investment portfolio. The Managers Funds LLC also allocates assets to the asset managers based on certain evolving targets, monitors the performance, security holdings and investment strategies of these external asset managers and when appropriate, researches any potential new asset managers for our Fund family.

THE YEAR 2000 ISSUE
[GRAPHIC]

The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Funds and their shareholders. In addition to verifying that all internal systems are able to handle dates past 1999 (otherwise known as "Year 2000 compliant"), we are taking steps to address the problem by working with all of our sub-advisers and outside vendors. We have obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant. However, we cannot be completely certain that all sub-advisers and vendors will be fully Year 2000 compliant. We are unable to predict the impact of this problem on the portfolio companies in which the Funds invest. We will continue to monitor developments relating to this issue.

Managers Income Equity Fund               Ticker Symbol:  MGIEX
-----------------------------------------------------------------


Objective

The Fund's objective is to achieve a high level of current income from a diversified portfolio of income-producing equity securities.

[GRPHIC]
Principal Investment Strategies

Under normal market conditions, the Income Equity Fund invests at least 65% of its total assets in income-producing equity securities of U.S. companies, such as common and preferred stocks that pay regular dividends. The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least the size of companies whose securities are represented in the S&P 400.

The assets of the Income Equity Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. Both asset managers emphasize a value approach to investing, that is, each selects stocks that it believes are trading below their real value.

Generally, the asset managers compare a company's stock price to the company's earnings, or its potential to generate strong, sustainable earnings, as well as its potential for long-term profitability and the quality of its management. A stock is sold if the asset managers believe that these characteristics of a company do not support its current stock price.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Income Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which the Fund invests.

The primary risk of value stocks is that they may not appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to


[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                             		Ticker Symbol:  MGIEX
---------------------------------------------------------------------


[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com]

com. undervalue them do not change. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international, small-company stock funds and growth funds) when stocks of medium- and large-sized domestic companies are out of favor.

Shares of the Income Equity Fund will rise and fall in value, and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for medium- to large-capitalization equity returns in your investment portfolio
            o Are seeking additional return from current dividends
            o Are willing to accept a moderate risk investment
            o Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.75%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.57%
Total Expenses before Expense Reductions................. 1.32%
Expense Reductions (a)...................................(0.04)%
Total Annual Fund Operating Expenses..................... 1.28%
-----------------

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.
            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

Ticker Symbol:  MGIEX
-----------------------------------------------------------------------------

[FN]
(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.


PORTFOLIO MANAGEMENT OF THE FUND

[GRAPHIC]
Scudder Kemper Investments, Inc. and Chartwell Investment Partners, L.P. each manage a portion of the Fund.

Scudder has managed a portion of the Fund since August 1991. Scudder, located at 345 Park Avenue, New York, New York 10154, was founded in 1919. As of December 31, 1998, Scudder had assets under management of over $281 billion. Robert T. Hoffman is the portfolio manager for the portion of the Fund managed by Scudder. He is a Managing Director of Scudder, and has been with that firm in various capacities since 1989.

Chartwell has managed a portion of the Fund since September 1997. Chartwell, located at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, was formed in 1997. As of December 31, 1998, Chartwell had assets under management of $2.7 billion. Harold Ofstie leads a team of portfolio managers for the portion of the Fund managed by Chartwell. Mr. Ofstie has been a Partner at Chartwell since its formation. Prior to that time, he was a Portfolio Manager with Delaware Investment Advisers.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.75% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Scudder and Chartwell.

Managers Capital Appreciation Fund	                   Ticker Symbol: MGCAX
--------------------------------------------------------------------------

OBJECTIVE

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund's secondary objective.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the Capital Appreciation Fund invests at least 65% of its total assets in equity securities of U.S. companies, such as common and preferred stocks. The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least the size of companies whose securities are represented in the S&P 400.

The assets of the Capital Appreciation Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology to select portfolio investments. Both asset managers emphasize a growth approach to investing, that is, each selects stocks that it believes can generate and maintain strong earnings growth. Generally, the asset managers look for companies with quality management, strong finances and established market positions. A stock is sold if the asset managers believe that the current stock price is not supported by their expectations regarding the company's future growth potential.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Capital Appreciation Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which the Fund invests.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if ex-

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                            		Ticker Symbol: MGCAX

---------------------------------------------------------------------

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

pectations are lowered, the prices of the securities will drop.
To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international and small-company stock funds or value funds) when stocks of medium- and large-sized domestic growth companies are out of favor.

Shares of the Capital Appreciation Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for some equity returns in your investment portfolio
            o Are willing to accept a higher degree of risk for the opportunity of higher potential returns
            o Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.
            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.80%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.56%
Total Expenses before Reductions......................... 1.36%
Expense Reductions (a) ..................................(0.07)%
Total Annual Fund Operating Expenses..................... 1.29%

Ticker Symbol:  MGCAX
------------------------------------------------------------------------
[FN]
(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Essex Investment Management Company, LLC and Roxbury Capital
Management, LLC each manage a portion of the Fund.

Essex has managed a portion of the Fund since March 1997. Essex, located at 125 High Street, Boston, Massachusetts 02110, was formed in 1976. Affiliated Managers Group, Inc. owns a majority interest in Essex. As of December 31, 1998, Essex had assets under management of $5.6 billion. Joseph C. McNay and Daniel Beckham are the portfolio managers for the portion of the Fund managed by Essex. Mr. McNay is the Chairman and CIO of Essex, a position he has held since that firm's formation. Mr. Beckham is the Principal Vice President of Essex, a position he has held since 1995.

Roxbury has managed a portion of the Fund since October 1998. Roxbury, located at 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, was formed in 1986. As of December 31, 1998, Roxbury had assets under management of $6 billion. Kevin P. Riley is the portfolio manager for the portion of the Fund managed by Roxbury. Mr. Riley is currently a Senior Managing Director, Senior Portfolio Manager and Investment Officer, and has held various other positions with Roxbury since 1987.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.80% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Essex and Roxbury.

Managers Special Equity Fund                   	Ticker Symbol: MGSEX
----------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small- and medium-capitalization companies.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the Special Equity Fund invests at least 65% of its total assets in equity securities of U.S. companies, such as common and preferred stocks. The Fund generally invests in small- and medium-sized companies, that is, companies with capitalizations of $1.5 billion or less. The Fund may retain securities that it already has purchased even if the company outgrows the Fund's capitalization limitations.

The assets of the Special Equity Fund are allocated among four asset managers, each of which acts independently of the others and uses its own methodology to select portfolio investments. Two asset managers emphasize a value approach to investing, that is, each selects stocks which it believes are trading below their real value. Generally, those asset managers compare a company's stock price to the company's earnings, or its potential to generate strong, sustainable earnings, as well as its potential for long-term profitability and the quality of its management. A stock is sold when the asset managers believe that these characteristics of a company do not support its current stock price.

The other two asset managers emphasize a growth approach to investing, that is, each selects stocks that it believes can generate and maintain strong earnings growth. Generally, those asset managers look for companies with quality management, strong finances and established market positions. A stock is sold when the asset managers do not believe that the current stock price is supported by their expectations regarding the company's future growth potential.

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.]

                                            		Ticker Symbol: MGSEX
---------------------------------------------------------------------

Principal Risk Factors
[GRAPHIC]

The principal risks of the Special Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which it invests.

Smaller companies may have more limited product lines, markets or financial resources than larger companies. The securities of smaller companies may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, small-cap stocks, and the Fund, may fluctuate significantly more in value than larger-cap stocks and the funds that focus on larger-cap stocks.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. The primary risk of value stocks is that they may never appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to undervalue them do not change. To the extent that the Special Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as international and large-company stock funds) when stocks of small- and medium-sized domestic companies are out of favor.

Shares of the Special Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

Ticker Symbol:  MGSEX
----------------------------------------------------------------------------

[TEXT BOX:  What am I
            investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for small company equity returns in your investment portfolio
            o Are willing to accept a higher risk investment for the
              opportunity of higher potential returns
            o Have an investment time horizon of 5 years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with stock market risk
            o Are seeking current income

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.44%
Total Expenses before Reductions..........................1.34%
Expense Reductions(a).....................................0.00%(b)
Total Annual Fund Operating Expenses..................... 1.34%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(b)	Less than 0.01%.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Liberty Investment Management, Pilgrim Baxter & Associates, Ltd.,
Westport Asset Management, Inc. and Kern Capital Management LLC each manage a portion of the Fund.

Liberty has managed a portion of the Fund since December 1985.
Liberty, located at 2502 Rocky Point Drive, Suite 500, Tampa,
Florida 33607, was formed in 1976 and is a

                                 		Ticker Symbol: MGSEX
________________________________________________________________________

division of Goldman Sachs Asset Management. As of December 31, 1998, Liberty had assets under management of $10.9 billion. Timothy G. Ebright is the portfolio manager for the portion of the Fund managed by Liberty. He is a Senior Vice President of Liberty, a position he has held with that firm since 1988.

Pilgrim has managed a portion of the Fund since October 1994. Pilgrim, located at 1255 Drummers Lane, Wayne, Pennsylvania 19087, was formed in 1982. As of December 31, 1998, Pilgrim had assets under management of $13.9 billion. Gary L. Pilgrim and Jeffrey Wrona are the portfolio managers for the portion of the Fund managed by Pilgrim. Mr. Pilgrim is President and CIO of Pilgrim and has been with that firm since its formation. Mr. Wrona is a Portfolio Manager of Pilgrim and has been with that firm since 1997. Prior to that, he was a Senior Portfolio Manager with Munder Capital Management for seven years.

Westport has managed a portion of the Fund since December 1985. Westport, located at 253 Riverside Avenue, Westport, Connecticut 06880, was formed in 1983. As of December 31, 1998, Westport had assets under management of $2 billion. Andrew J. Knuth is the portfolio manager for the portion of the Fund managed by Westport. Mr. Knuth is Chairman of Westport and has been with that firm since its formation.

Kern has managed a portion of the Fund since September 1997. Kern, located at 114 West 47th Street, Suite 1926, New York, New York 10036, was formed in 1997. As of December 31, 1998, Kern had assets under management of over $405 million. Robert E. Kern, Jr. is the portfolio manager for the portion of the Fund managed by Kern. Mr. Kern has been the Managing Member, Chairman and CEO of Kern since its formation. Prior to that time, he was Senior Vice President of Freemont Investments Advisers in 1997 and a Director of Morgan Grenfell Capital Management from 1986 to 1997.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Liberty, Pilgrim, Westport and Kern.

Managers International Equity Fund	                    Ticker Symbol: MGITX
----------------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of non-U.S.
companies. Income is the Fund's secondary objective.

Principal Investment Strategies
[GRAPHIC]

Under normal market conditions, the International Equity Fund invests at least 65% of its total assets in equity securities of non-U.S. companies, such as common and preferred stocks.
The Fund generally invests in medium- and large-sized companies, that is, companies with capitalizations that are at least $1 billion, and in issuers located in at least three countries other than the U.S.

The assets of the International Equity Fund are allocated among two asset managers, each of which acts independently of the other and uses its own methodology in selecting portfolio investments. One asset manager emphasizes a value approach to investing, that is, it selects stocks that it believes are trading below their real value. That manager generally causes a stock to be sold when it believes that the characteristics of a company do not support its current stock price. The other asset manager generally seeks to identify long-term investment themes involving, among other things, the growth of particular regions or countries, and looks for companies that it believes can capitalize on those investment themes. A stock is sold when the asset manager believes that the current stock price is not supported by the opportunities currently available to the company in such situations or if the investment theme has matured or the manager's expectations are not met.

Principal Risk Factors
[GRAPHIC]

The principal risks of the International Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on each asset manager's skill in assessing the potential of the securities in which it invests.

[TEXT BOX:  Capitalization is the market value of the company. It is equal to the per share price times the number of shares outstanding.]

                                                 		Ticker Symbol: MGITX
-------------------------------------------------------------------------

Stocks of foreign companies present additional risks for U.S. investors. They tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Since the value of foreign securities in an investor's home currency depends on the price of the securities and the exchange rate of the currency, fluctuations in the exchange rate of such currencies may reduce or eliminate gains or create losses. These risks are usually higher in developing countries and emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the International Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as U.S. and small-company stock funds and growth funds) when stocks of medium- and large-sized foreign companies are out of favor.

The primary risk of growth stocks is that they may be more sensitive to market movements because their prices tend to reflect more of future investor expectations rather than just current profits. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. The primary risk of value stocks is that they may never appreciate to the extent expected by the asset managers because the underlying circumstances causing the market to undervalue them do not change.

Shares of the International Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

[TEXT BOX:  More information on the Fund's investment strategies and holdings can
            be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.]

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are seeking an opportunity for some international market equity returns in your investment portfolio
            o Are willing to accept a moderate risk investment

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally

                                              		Ticker Symbol: MGITX
---------------------------------------------------------------------

            managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

              Have an investment time horizon of five years or more

            This Fund may not be suitable if you:
            o Are seeking stability of principal
            o Are investing with a shorter time horizon in mind
            o Are uncomfortable with risk
            o Are seeking current income

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.52%
Total Expenses before Expense Reductions.................	1.42%
Expense Reductions (a)...................................(0.01)%
Total Annual Fund Operating Expenses..................... 1.41%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

Scudder Kemper Investments, Inc. and Lazard Asset Management each manage a portion of the Fund.

Scudder has managed a portion of the Fund since December 1989. Scudder, located at 345 Park Avenue, New York, New York 10154, was founded in 1919. As of December 31, 1998, Scudder had assets under management of $281.2 billion. William E. Holzer is the portfolio manager for the portion of the Fund managed by Scudder. Mr. Holzer is a Managing Director of Scudder, a position he has held with that firm since 1980.

Lazard has managed a portion of the Fund since January 1995. Lazard, located at 30 Rockefeller Plaza, New York, New York 10112, was first organized in 1848. As of December 31, 1998, Lazard had assets under management of $60 billion. Herbert

Ticker Symbol:  MGITX
------------------------------------------------------------------------

W. Gullquist and John R. Reinsberg are the portfolio managers for the portion of the Fund managed by Lazard. Mr. Gullquist is a General Member, Vice President and CIO of Lazard. He joined Lazard in 1982. Mr. Reinsberg is a Managing Director of Lazard, a position he has held since 1992.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Scudder and Lazard.

Managers Emerging Markets Equity Fund               Ticker Symbol: MEMEX
-------------------------------------------------------------------------

Objective

The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of companies located in countries designated by the World Bank or the United
Nations to be a developing country or emerging market.

Principal Investment Strategies
[GRAPHIC]
Under normal market conditions, the Emerging Markets Equity Fund invests at least 65% of its total assets in equity securities, such as common and preferred stocks, of companies located in countries designated by the United Nations or the World Bank to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin America and the Middle East. The Emerging Markets Equity Fund may invest in companies of any size.
The asset manager of the Emerging Markets Equity Fund seeks to keep the Fund diversified across a variety of markets, countries and regions. In addition, within these guidelines, the asset manager selects stocks that it believes can generate and maintain strong earnings growth. Generally, the asset manager looks for companies with quality management, strong finances and established market positions across a diversity of companies and industries. A security will be sold when the asset manager believes that the current price is not supported by its expectations regarding the company's future growth potential.

Principal Risk Factors
[GRAPHIC]

The principal risks of the Emerging Markets Equity Fund are the risks generally of investing in stocks. They include the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on the asset manager's skill in assessing the potential of the securities in which it invests.

                                              	Ticker Symbol: MEMEX
----------------------------------------------------------------------

[TEXT BOX:  More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our
            Internet website at www.managersfunds.com.]

Stocks of foreign companies, and particularly those of companies in developing countries and emerging markets, present significant risks for U.S. investors. They tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Since the value of foreign securities in an investor's home currency depends on the price of the securities and the exchange rate of the currency, fluctuations in the exchange rate of such currencies may reduce or eliminate gains or create losses. As suggested above, these risks usually are higher in developing countries and emerging markets. To the extent that the Emerging Markets Equity Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as U.S. stock funds) when stocks of companies located in emerging markets or developing countries are out of favor.

Shares of the Emerging Markets Equity Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal. The Fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

            SHOULD I INVEST IN THIS FUND?

            This Fund may be suitable if you:
            o Are willing to accept a high degree of risk and volatility for higher potential returns
            o Have an investment time horizon of seven years or more

            This Fund may not be suitable if you:
            o Are a conservative investor
            o Are investing with a shorter time horizon in mind
            o Are seeking stability of principal or current income

[TEXT BOX:  What am I investing in?
            You are buying shares of a pooled investment known as a mutual fund.

            It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

            This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.]

                                          			Ticker Symbol: MGMEX
-----------------------------------------------------------------------


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 1.15%(a)
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 2.17%(b)
Total Expenses before Expense Reductions................. 3.32%
Expense Reductions (c)...................................(0.14)%
Total Annual Fund Operating Expenses..................... 3.18(d)

(a) The Management Fee currently being charged is 0.75%, which reflects a voluntary waiver by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(b) The Fund's Other Expenses are 1.79%, which reflects a voluntary waiver of the administration fee by The Managers Funds LLC. The waiver is expected to continue throughout fiscal 1999, but may be modified or terminated at the sole discretion of the investment manager.
(c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(d) The Total Annual Fund Operating Expenses are currently 2.54%, which reflects all waivers in effect.

PORTFOLIO MANAGEMENT OF THE FUND
[GRAPHIC]

King Street Advisors, Limited manages the entire Fund and has managed the Fund since its inception. King Street, located at Almack House, 28 King Street, London, England SW1Y 6QW, was formed in 1997. As of December 31, 1998, King Street had assets under management of over $361 million. Kenneth King and Murray Davey are the portfolio managers for the Fund. Mr. King is CIO of King Street, a position he has held since the firm's inception. Mr. Davey is a Senior Portfolio Manager of King Street, a position he has held since the firm's inception.

Ticker Symbol:  MEMEX
----------------------------------------------------------------------
The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC of 1.15% of the average daily net assets of the Fund. The Managers Funds LLC is currently waiving 0.40% of this fee, which makes the effective management fee 0.75%. The Managers Funds LLC, in turn, pays a portion of this fee to King Street.

Other Securities and Investment Practices
-----------------------------------------------------------------------

The Funds may also invest in certain other securities and engage in certain other practices, including the following.

Bonds Each Fund may invest in bonds and other types of debt securities. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A bond issuer also could default on principal or interest payments, possibly causing a loss for the Fund.

Restricted and Illiquid Securities Each Fund may purchase restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value. This means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Repurchase Agreements Each Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

[GRAPHIC]
Foreign Securities Each Fund, including the International Equity Fund and the Emerging Markets Equity Fund as discussed previously, may purchase foreign securities. Foreign securities generally are more volatile than their U.S. counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each Fund may use foreign currency transactions and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S.
securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is

Other Securities and Investment Practices
-----------------------------------------------------------------------

converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Derivatives Each Fund may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

Short-Term Trading Short-term trading can increase a Fund's transaction costs and may increase your tax liability. The investment strategies of the asset managers for the Capital
Appreciation Fund may at times include short-term trading. While the other Funds ordinarily do not trade securities for short-term profits, any of them may sell any security at any time it believes best, which may result in short-term trading.

Defensive Investing During unusual market conditions, each Fund may place up to 100% of its total assets in cash or quality short-term debt securities. To the extent that a Fund does this, it is not pursuing its objective.

Other Risk Factors
---------------------------------------------------------------

A Few Words About Risk

In the normal course of every day life, each of us takes risk. What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

[GRAPHIC]
If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location, or the time of day.

The consequences of something going wrong can range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, most people do not need to quantitatively analyze most of their everyday actions.

[GRAPHIC]
The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, there are a few principles from this example which are applicable to investing as well.

o Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change.
o Everybody's perception of reward is different.
o High risk does not in itself imply high reward.

Other Risk Factors
--------------------------------------------------------------------------

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium.

U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

The following are descriptions of many of the risks that asset managers of our Funds take to earn investment returns. Investors should keep in mind that each of the Equity Funds is subject to the following risks. This is not a comprehensive list and the risks discussed below are only some of the primary risks to which your investments are exposed.

[GRAPHIC]
Market Risk. This is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, all stock prices rise and fall as a result of investors' perceptions of the market as a whole. Many of the risks described below contribute to market risk. Other types of securities such as corporate bonds can also have some market risk; their prices can be affected by changing perceptions of the stock market.

Since foreign securities trade on different markets, which have differing supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks and they may be more or less volatile than U.S. markets, and may move in different directions. However, as all markets become more open to global trading, and as communications between investors improves, international stock and bond markets have become more closely linked with U.S. markets.

[TEXT BOX:  The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk that he or she takes. The risk-free return is a return that one could expect with absolute certainty.]

Other Risk Factors
--------------------------------------------------------------------------
The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to drop in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market. Most international markets do not move together with U.S. markets, or with other international markets.

[GRAPHIC]
Specific Risk. This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks which these companies face.

An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts invested in each. Again, diversification among industry groups will reduce sector (industry) risk but may also dilute potential returns.

Price Risk. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or with the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained. This is likely the clearest difference between "growth" and "value" styles of investing.

Liquidity Risk. This is the risk that a Fund cannot sell a security at a reasonable price within a reasonable time frame when it wants or needs to due to a lack of buyers for the security. This risk applies to all assets. However, it is higher for small-capitalization stocks and stocks of foreign com

[TEXT BOX:  Value vs. Growth Investors

            Growth investors are typically willing to take more price risk in order to own companies which are performing well and are expected to continue to perform well.Value investors prefer to take less price risk by avoiding situations where current expectations, and thus prices, are high.]

Other Risk Factors
----------------------------------------------------------------------

panies than it typically is for large-capitalization domestic stocks. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and a takes at least a few days and often a few months to sell.

On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be approximated by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

[GRAPHIC]
Credit Risk. The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies such as Moody's Investor Services, Inc. and Standard & Poor's Corporation. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Inflation Risk. This is the risk that the price of an asset, or the income generated by an asset, will not keep up with an increase in the general cost of living. Almost all financial assets have some inflation risk, but most particularly fixed-income securities.

Interest Rate Risk. Changes in interest rates can impact stock and bond prices in several ways. As interest rates rise, the coupon payments of debt securities may become less competitive with the market and thus the price of the securities may fall. Similarly, the expected earnings and dividend payments for equity securities become relatively less competitive as interest rates rise. Conversely, prices typically rise as available interest rates fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus

Other Risk Factors
---------------------------------------------------------------------------

[TEXT BOX:  Duration is the weighted average time (typically quoted in years)
            to
            the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity.]

measured by analyzing the length of time or "duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk.

While this is typically measured for debt securities, it also applies to equity securities. A company which has high current earnings, is paying dividends and is valued based on a slower expectation of growth has a shorter duration than a rapidly growing company in which the bulk of its earnings are expected further into the future.

       Reinvestment Risk. As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. Purchasers of a 30-year, 8% coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

       Here is a good example of how consequences differ for various investors. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is likely less to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.
[gr
APHIC]   Political Risk. Changes in the political status of any country can have profound effects on the value of securities within that country as well as the credit quality of the debt securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

[GRAPHIC]   Currency Risk. The value of foreign securities in an investor's home
        currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if

Other Risk Factors
---------------------------------------------------------------------------

            the price for the foreign currency drops in relation to the U.S. Dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

            Economic Risk. Obviously, the prevailing economic environment is important to the health of all businesses, however, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive, and carry a higher amount of economic risk.

[GRAPHIC]   Intelligence Risk. Intelligence risk is a term created by The
            Managers Funds LLC to describe the risks taken by mutual fund investors in hiring professional asset managers to invest assets.
            Asset managers evaluate investments relative to all of the above risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies which proliferate through their management organizations and are reflected in their portfolios.

            Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong. The Managers Funds LLC believes that intelligence risk can be reduced through diversification of investment managers from differing organizations and with differing investment philosophies.

            There are many ways of summarizing these risks, but keep in mind that summarization can lead one to overlook some important factors. Life insurance companies do not attempt to estimate the individual risks that each of its policy holders intends to take throughout life. Not only would this be impossible from a data collection standpoint, but the sheer number of estimates involved would compound to make the final life expectancy estimate very imprecise. Instead,

Other Risk Factors
-----------------------------------------------------------------------------
            life insurance companies use historical data to make broad estimates about the life expectancy of people and then adjust them based on some other broad measures such as sex, general health, heredity, and lifestyle factors such as smoking and flying. The circumstance in which this model falters is when any significant factor, which is not represented in the historical results, becomes relevant. Nuclear war, plague or climactic shifts could detrimentally affect the life insurers' results, while a cure for cancer and improving health habits could incrementally affect life expectancies.

Financial Highlights
--------------------------------------------------------------------------
FINANCIAL INFORMATION FOR THE FUNDS

            The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------

                      MANAGERS INCOME EQUITY FUND
-----------------------------------------------------------
For the years ended        1998      1997      1996        1995      1994
December 31
Net Asset Value,           $31.06     $30.49   $28.43     $24.90     $27.89
Beginning of Year
Income From Investment
Operations
   Net Investment            0.41       0.67     0.76       0.87       0.80
Income
   Net Gains or Losses
on Securities (both          3.10       7.27      3.97      7.47      (0.50)
   realized and
unrealized)
       Total From            3.51       7.94      4.73      8.34       0.30
Investment Operations
Less Distributions
   Dividends (from net      (0.41)     (0.69)    (0.76)    (0.86)     (0.83)
investment income)
   Distributions (from      (3.49)     (6.68)    (1.91)    (3.95)     (2.46)
capital gains)
   Returns of Capital        ----       ----      ----      ----       ----
       Total                (3.90)     (7.37)    (2.67)    (4.81)     (3.29)
Distributions

Net Asset Value, End of     $30.67     $31.06    $30.49    $28.43    $24.90
Year

Total Return                 11.77%    27.19%    17.08%     34.36%     0.99%


Ratios/Supplemental
Data

Net Assets, End of Year     $69,391    $64,946   $53,063   $37,807    $48,875
(000's omitted)

Ratio of Net Expenses       1.28%(a)   1.32%(a)   1.44%(a)    1.45%     1.33%
to Average Net Assets
Ratio of Net Income to
Average Net Assets           1.26%      1.97%     2.63%       2.85%     3.06%
Portfolio Turnover Rate        84%        96%       33%         36%       46%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been 1.32%, 1.35% and 1.44%, respectively.

Financial Highlights
--------------------------------------------------------------------
     MANAGERS CAPITAL APPRECIATION FUND
---------------------------------------------------------------------

For the years ended      1998   1997(b)1996     1995   1994
December 31
Net Asset Value,         $24.24  $26.34  $27.14  $23.25  $25.17
Beginning of Year
Income From Investment
Operations
   Net Investment          (0.23) (0.13)    0.09    0.09   0.12
Income (Loss)
   Net Gains or Losses
on Securities (both       14.18     3.15    3.66    7.62  (0.49)
   realized and
unrealized)
       Total From          13.95    3.02    3.75    7.71  (0.37)
Investment Operations
Less Distributions
   Dividends (from net        ---    ---  (0.10)  (0.08)  (0.12)
investment income)
   Distributions (from     (4.41)   (5.12)  (4.45)  (3.74)  (1.43)
capital gains)
   Returns of Capital      -----      ----    ----    ----   ----
       Total               (4.41)   (5.12)  (4.55)  (3.82)  (1.55)
Distributions

Net Asset Value, End of    $33.78   $24.24  $26.34  $27.14  $23.25
Year

Total Return               57.41%     12.74%  13.73%  33.39%  (1.50)%


Ratios/Supplemental
Data

Net Assets, End of Year    $88,191    $73,860  $101,282  $83,353  $86,042
(000's omitted)

Ratio of Net Expenses      1.29%     1.26%(a)  1.33%(a)   1.36%  1.29%
to Average Net Assets
Ratio of Net Income
(Loss) to Average Net      (0.80%)   (0.45)%   0.34%   0.31%  0.53%
Assets
Portfolio Turnover Rate     252%     235%    172%    134%   122%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been 1.36%, 1.32% and 1.38%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights
---------------------------------------------------------------------

     MANAGERS SPECIAL EQUITY FUND
----------------------------------------------------------------

For the years ended      1998   1997   1996    1995(b)  1994
December 31
Net Asset Value,        $61.18    $50.95  $43.34  $36.79  $38.90
Beginning of Year
Income From Investment
Operations
   Net Investment       (0.14)    0.08  (0.00)  (0.07)  (0.01)
Income (Loss)
   Net Gains or Losses
on Securities (both      0.26       12.29   10.68   12.28  (0.76)
   realized and
unrealized)
       Total From        0.12       12.37   10.68   12.21  (0.77)
Investment Operations
Less Distributions
   Dividends (from net  ----        (0.07)    ---     ---    ---
investment income)
   Distributions (from  (0.07)        (2.07)  (3.07)  (5.66)  (1.34)
capital gains)
   Returns of Capital     ----        ----    ----    ----   ----
       Total             (0.07)    (2.14)  (3.07)  (5.66)  (1.34)
Distributions

Net Asset Value, End of $61.23     $61.18  $50.95  $43.34  $36.79
Year

Total Return             0.20%     24.45%  24.75%  33.94%  (1.99)%


Ratios/Supplemental
Data

Net Assets, End of Year  $959,939    $719,707  $271,433  $118,362  $111,584
(000's omitted)

Ratio of Net Expenses    1.34%(a)    1.35%(a)   1.43%   1.44%  1.37%
to Average Net Assets
Ratio of Net Income
(Loss) to Average Net    (0.26)%     0.17%  (0.10)%  (0.16)%  (0.06)%
Assets
Portfolio Turnover Rate   64%         49%     56%     65%    66%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been 1.34% and 1.36%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights

     MANAGERS INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------

For the years ended      1998   1997   1996    1995(b)  1994
December 31
Net Asset Value,        $45.58  $43.69  $39.97  $36.35  $35.92
Beginning of Year
Income From Investment
Operations
   Net Investment         0.54   0.42    0.32    0.31   0.16
Income
   Net Gains or Losses
on Securities (both      6.06    4.27    4.76    5.59   0.56
   realized and
unrealized)
       Total From        6.60    4.69    5.08    5.90   0.72
Investment Operations
Less Distributions
   Dividends (from net   (0.37)  (0.65) (0.33)  (0.13)  (0.08
investment income)
   Distributions (from   (2.96)   (2.15)  (1.03)  (2.15)  (0.21)
capital gains)
   Returns of Capital     ----    ----    ----    ----   ----
       Total              (3.33)  (2.80)  (1.36)  (2.28)  (0.29)
Distributions

Net Asset Value, End of  $48.85    $45.58  $43.69  $39.97  $36.35
Year

Total Return             14.54%    10.83%  12.77%  16.24%  2.00%


Ratios/Supplemental
Data

Net Assets, End of Year  $552,826   $386,624  $269,568  $140,488  $86,924
(000's omitted)

Ratio of Net Expenses     1.41%(a)   1.45%(a)   1.53%   1.58%  1.49%
to Average Net Assets
Ratio of Net Income to
Average Net Assets         1.05%    0.75%   0.97%   0.80%  0.60%
Portfolio Turnover Rate      56%     37%     30%     73%    22%

(a) The Fund has entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been 1.42% and 1.45%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.

Financial Highlights

     MANAGERS EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------
                            Since
                          Inception
                         (February 9,
                           1998) to
                         December 31,
                             1998
Net Asset Value,
Beginning of Period           $10.00
Income From Investment
Operations
   Net Investment               (0.01)
Income
   Net Gains or Losses          (2.25)
on Securities (both
   realized and
unrealized)
       Total From
Investment Operations           (2.26)
Less Distributions
   Dividends (from net            ---
investment income)
   Distributions (from            ---
capital gains)
   Returns of Capital             ---
       Total
Distributions                     ---

Net Asset Value, End of         $7.74
Period

Total Return(b)                (22.60)%(c)

Ratios/Supplemental
Data

Net Assets, End of             $4,677
Period (000's omitted)

Ratio of Net Expenses           2.54%(d)
to Average Net Assets
Ratio of Net Income to         (0.09)%(d)
Average Net Assets
Portfolio Turnover Rate           89%(c)

Expense Waiver
Ratio of Total Expenses         3.57(d)
to Average Net Assets
Ratio of Net                    1.11%(d)
Invvestment Income to
Average Net Assets

[FN]
(a) Ratio information assuming no waiver of investment advisory and management fees and no reduction of custodian expenses due to credits received for uninvested overnight cash balances.
            (b) The total return would have been lower had certain expenses not been reduced during the period shown.
            (c) Not annualized.
            (d) Annualized.

Your Account
---------------------------------------------------------------------

            As an investor, you pay no sales charges to invest in our Funds. Furthermore, you pay no charges to transfer within the Fund family or even to redeem out of our Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

            Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. Therefore, a Fund's NAV may change on days when investors may not be able to purchase or redeem Fund shares.

            Each Fund's investments are valued based on market values. If a particular event would materially affect a Fund's NAV or if market quotations are not readily available, then the Pricing Committee of the Board of Trustees may value the Fund's investments based on an evaluation of fair value.


MINIMUM INVESTMENTS IN OUR FUNDS

            All investments in our Funds must be in U.S. Dollars. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted.


                            INITIAL INVESTMENT          ADDITIONAL INVESTMENT
Regular accounts*              $2,000                       $100
Education IRA                     500                         N/A
Traditional IRA                   500                         100
SEP IRA                           500                         100
SIMPLE IRA                        500                         100
ROTH IRA                          500                         100

*For Regular accounts, arrangements can be made to open accounts with less than the required initial investment. Call (800) 835-3879 for more details.

[Text Box]

A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

An Education IRA is an IRA with a non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A Simple IRA is an employer plan and a series of IRAs that allows contributions by and for amployees.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other consitions must be met in order to qualify.

YOU SHOULD CONSULT YOUR TAX PROFESSIONAL FOR MORE INFORMATION ON IRA
ACCOUNTS.

----------------------------------------------------------------------
HOW TO PURCHASE SHARES

                                     Initial Purchase                  Additional Purchases
Through your Investment Advisor    Contact your investment advisor
                                   or other investment professional
                                                                       Send any additional funds to your
                                                                       investment professional at the address
                                                                       appearing on your account statement

Advisors, Bank Trust and 401(k)
agents only                       Call (800) 358-7668 for further
                                  instructions
                                                                      Call (800) 358-7668 for further instructions

Direct Shareholders:
[GRAPHIC]By Mail                  Complete the account application.
                                  Mail the application and a check
                                  payable to The Managers Funds to:
                                  The Managers Funds
                                  c/o Boston Financial
                                  Data Services, Inc.
                                  P.O. Box 8517
                                  Boston, MA 02266-8517


                                                                      Write a letter of instruction
                                                                      (including the name of the Fund and your
                                                                      account number) and a check
                                                                      payable to The Managers Funds to:
                                                                      The Managers Funds
                                                                      c/o Boston Financial
                                                                      Data Services, Inc.
                                                                      P.O. Box 8517
                                                                      Boston, MA 02266-8517
                                                                      Include your account # on your check.

[GRAPHIC} By Telephone           Call (800) 358-7668                  Call the Transfer Agent at (800) 252-0682.
                                                                      The minimum additional investment
                                                                      is $100



**For Bank Wires: Please call and notify the Fund at (800) 358-7668. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN - The Managers Funds A/C 9005-001-5, FBO-Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

---------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent accepts your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.

                                             Instructions
Through your Investment Advisor              Contact your investment advisor

Advisor, Bank Trust and 401(k) agents only   Call (800) 358-7668 for further instructions

Direct Shareholders:
[GRAPHIC]By Mail                             Write a letter of instruction containing:
                                              * the name of the Fund
                                              * dollar amount or number of shares to be sold
                                              * your name
                                              * your account number
                                              * signatures of all owners on account

                                            Mail letter to:
                                             The Managers Funds
                                             c/o Boston Financial Data
                                             Services, Inc.
                                             P.O. Box 8517
                                             Boston, MA  02266-8517

[GRAPHIC] By Telephone                      If you elected telephone redemption privileges
                                            on your account application,
                                            call us at (800) 252-0682

It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or financial supermarket rather than directly with us, the policies and fees may be different than those described in this material.
[TEXT BOX]
Redemptions $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $25,000.

Investor Services
------------------------------------------------------------------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Fund or another Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

[GRAPHIC]
Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th day of each month. If the 25th day is a weekend or a holiday, the withdrawal will be completed on the next business day.


Dollar Cost Averaging allows you to make automatic monthly exchanges from one Fund to another. Exchanges are completed on the 15th day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th business day is a Sunday or a holiday, the exchange will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange Privilege allows you to exchange your shares of one Fund for shares of another of our Funds. There is no cost associated with this service. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

Investor Services
---------------------------------------------------------------------

GENERAL FUND POLICIES

We reserve the right to:

* redeem an account if the value of the account falls below
$500 due to redemptions

* Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission

* Change our minimum  investment amounts

* Delay sending out redemption proceeds for up to seven days
(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions)

* Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders

* Refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion)

* After prior warning and notification, close an account due to excessive trading

Account Policies, Dividends and Taxes
-------------------------------------------------------------------------------
ACCOUNT STATEMENTS

You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any are normally paid annually in December for each of the Equity Funds, with the exception of the Income Equity Fund. The Income Equity Fund distributes any income dividends monthly and normally makes capital gain distributions yearly in August and December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION

[GRAPHIC]
Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Funds.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of one Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Account Policies, Dividends and Taxes
----------------------------------------------------------------------------

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

* fail to provide a social security number or taxpayer identification number

* fail to certify that their social security number or taxpayer identification number is correct

* fail to certify that they are exempt from withholding

[COMMON INSIDE BACK COVER TO ALL PROSPECTUSES]

[THE MANAGERS FUNDS LOGO]
Where Leading Money Managers Converge

Fund Distributor
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, New York  10022

Transfer Agent
Boston Financial Data services, Inc.
attn:  The Managers Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis
Robert P. Watson

THE MANAGERS FUNDS

EQUITY FUNDS:
-----------------
INCOME EQUITY FUND
Scudder Kemper Investments, Inc.
Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
Essex Investment Management Company, LLC
Roxbury Capital Management LLC

SPECIAL EQUITY FUND
Liberty Investment Management
Pilgrim, Baxter & Associates, Ltd.
Westport Asset Management, Inc.
Kern Capital Management LLC

INTERNATIONAL EQUITY FUND
Scudder Kemper Investments, Inc.
Lazard Asset Management

EMERGING MARKETS EQUITY FUND
King Street Advisors, Limited

INCOME FUNDS:
----------------
MONEY MARKET FUND
J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE BOND FUND
Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE FUND
Standish, Ayer & Wood, Inc.


BOND FUND
Loomis, Sayles & Co., L.P.

GLOBAL BOND FUND
Rogge Global Partners

[BACK COVER OF PROSPECTUS - COMMON TO ALL]
For More Information
------------------------------------------------------------------
Additional  Information  for  these  Funds,  including   the
Statement of Additional Information and the Annual and Semi-
Annual  Reports, is available to you free upon request.   In
the  Annual  Report for each of the Funds, you will  find  a
discussion   of   the  market  conditions   and   investment
strategies   that   significantly   affected   the    Fund's
performance during the last fiscal year.


[GRAPHIC]By telephone               Call 1-800-835-3879

[GRAPHIC]By Mail                   Write to:  The Managers Funds
                                              40 Richards Avenue
                                              Norwalk, CT 06854

[GRAPHIC]On the Internet           Electronic copies are available on ur
                                   website at http://www.managersfunds.com

Text-only copies of these documents are also available on the SEC's website at http://www.sec.gov, by sending a request and a duplication fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009, or by visiting the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330)

Investment Company Act Registration Number 811-3752.